Pension and Postretirement Benefit Plans Narrative (Details) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 29, 2014 USD ($)	Dec. 29, 2012 USD ($) pension_plan	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 28, 2013 USD ($)	Dec. 29, 2012 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Employee benefit plans, net of tax	$ 0	$ 0			$ 15,147	$ 2,046	$ 19,927
Defined Benefit Plan, Funded Status of Plan					(10,000)	6,500
Curtailment / settlement (gain) loss	0	$ 0
Amortization of gains (losses)					400
Employer contributions in 2013	$ 3,400			$ 3,700
Effect of 1% increase on service and interest cost					100
Effect of 1% increase on accumulated postretirement benefit obligation					100
Effect of 1% decrease on service and interest cost					100
Effect of 1% decrease on accumulated postretirement benefit obligation					100
Cost recognized for defined contribution plan					$ 4,200	2,700	2,500
Long-term Growth Investments
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations					80.00%
Near-term Benefit Payments Investments
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations					20.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, min					40.00%
Target plan asset allocations, max					55.00%
Corporate Bonds, U.S. Treasury Securities, Cash, Cash Equivalents, or Other Investments
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations, min					40.00%
Target plan asset allocations, max					55.00%
Non-U.S. Plans Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Funded Status of Plan					$ 1,013	6,027
Curtailment / settlement (gain) loss					$ 61	$ 0	792
Canadian Plans
Defined Benefit Plan Disclosure [Line Items]
Number of liquidated pension plans | pension_plan			2
Current assets			$ 0				0
Canadian Plans | Special Charges Net
Defined Benefit Plan Disclosure [Line Items]
Curtailment / settlement (gain) loss							$ 800